BUSINESS OVERVIEW (Tables)	6 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
SCHEDULE OF DESCRIPTION OF SUBSIDIARIES INCORPORATED

Description of subsidiaries incorporated and controlled by the Company:

Name	Background	Ownership

Beta Alpha Holdings Limited (“Beta Alpha”)	● BVI company ● Incorporated on February 14, 2024 ● Issued and outstanding 1 ordinary share for US$1 ● Investment holding	100% owned by the Company

707 International Limited (“707IL”)	● Hong Kong company ● Incorporated on January 4, 2021 ● Issued and outstanding 10,000 ordinary shares for HK$10,000 ● Sale and distribution of fashion apparel	100% owned by Beta Alpha
Bao Xing Feng Textile Limited (“BXF”)	● Hong Kong company ● Incorporated on August 4, 2025 ● Issued and outstanding 10,000 ordinary shares for HK$10,000 ● Sale and distribution of fashion apparel	100% owned by 707IL